Tax - Tax reconciliation commentary (Details) - GBP (£) £ in Millions		1 Months Ended	12 Months Ended
	Apr. 01, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary Of Income Taxes [Line Items]
Applicable tax rate			19.00%	19.00%	19.00%
Applicable tax rate, surcharge			8.00%
Impact of changes in tax rates - increase (decrease)			(3.40%)	(5.50%)	1.60%
Global minimum tax rate		15.00%
Average effective tax rate			58.50%	(2.30%)	8.40%
– tax impact of planned sale of French retail banking business			£ 0	£ (324)	£ 0
UK
Summary Of Income Taxes [Line Items]
Applicable tax rate			27.00%	27.00%
Applicable tax rate, corporation			19.00%
Applicable tax rate, surcharge			8.00%
Impact of changes in tax rates - increase (decrease)				(3300000000.00%)
UK | Forecast
Summary Of Income Taxes [Line Items]
Applicable tax rate, corporation	25.00%
Applicable tax rate, surcharge	3.00%
France
Summary Of Income Taxes [Line Items]
Applicable tax rate			26.00%	28.00%
– tax impact of planned sale of French retail banking business				£ 324